Stock-Based Compensation - Stock based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock based compensation expense
Total stock-based compensation expense	$ 304	$ 587	$ 648	$ 1,951	$ 2,986	$ 6,335
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Stock based compensation expense
Total stock-based compensation expense	192	302	412	1,086	1,641	3,579
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Stock based compensation expense
Total stock-based compensation expense	$ 112	$ 285	$ 236	$ 865	$ 1,345	$ 2,756